Quarterly Results (unaudited) - Schedule of Quarterly Financial Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Technology	$ 2,858,000	$ 3,130,000	$ 2,807,000	$ 2,627,000	$ 3,598,000	$ 3,691,000	$ 3,895,000	$ 3,943,000	$ 11,421,868	$ 15,126,834
Products and licensing	1,841,000	1,569,000	2,024,000	1,478,000	1,986,000	2,021,000	1,993,000	2,338,000	6,911,707	8,338,967
Total revenues	4,699,000	4,699,000	4,831,000	4,105,000	5,584,000	5,712,000	5,888,000	6,281,000	18,333,575	23,465,801
Gross Margin	1,460,000	1,677,000	1,777,000	1,135,000	1,778,000	2,266,000	2,315,000	2,533,000	6,048,658	8,891,805
Operating loss	(2,753,000)	(1,302,000)	(1,739,000)	(2,241,000)	(1,322,000)	(1,020,000)	(922,000)	(867,000)	(8,035,310)	(4,130,077)
Net loss from continuing operations	(2,379,000)	(775,000)	(1,035,000)	(1,319,000)	(1,076,000)	(759,000)	(681,000)	(712,000)	(5,508,400)	(3,227,824)
Income/(loss) from discontinued operations net of income taxes	356,000	161,000	83,000	4,105,000	489,000	539,000	438,000	378,000	4,705,250	1,843,439
Net (loss)/income	(2,023,000)	(614,000)	(952,000)	2,786,000	(587,000)	(220,000)	(243,000)	(334,000)	(803,150)	(1,384,385)
Net (loss)/income attributable to common stockholders	$ (2,049,000)	$ (640,000)	$ (978,000)	$ 2,762,000	$ (612,000)	$ (254,000)	$ (269,000)	$ (369,000)	$ (905,477)	$ (1,504,139)
Net loss per share from continuing operations:
Basic (in dollars per share)	$ (0.16)	$ (0.05)	$ (0.07)	$ (0.09)	$ (0.08)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.38)	$ (0.23)
Diluted (in dollars per share)	$ (0.16)	$ (0.05)	$ (0.07)	$ (0.09)	$ (0.08)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.38)	$ (0.23)
Net income/(loss) per share from discontinued operations:
Basic (in dollars per share)	$ 0.03	$ 0.01	$ 0.01	$ 0.29	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.33	$ 0.13
Diluted (in dollars per share)	$ 0.03	$ 0.01	$ 0.01	$ 0.29	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.33	$ 0.13
Net (loss)/income attributable to common stockholders:
Basic (in dollars per share)	$ (0.14)	$ (0.04)	$ (0.07)	$ 0.20	$ (0.04)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.11)
Diluted (in dollars per share)	$ (0.14)	$ (0.04)	$ (0.07)	$ 0.20	$ (0.04)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.11)
Weighted average shares:
Basic and Diluted	14,488,060	14,441,707	14,362,494	14,011,814	14,008,772	13,939,938	13,892,816	13,850,667	14,336,135	13,930,267